Effect of fluctuations in foreign currency exchange rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Conversion foreign exchange gains (losses) recognized in the result of the year.	$ (4,423)	$ (2,169)	$ (16,597)
Gains (losses) on exchange differences on translation, before tax	14,000	787	(1,220)
Equity attributable to owners of the Parent [member]
Statement [Line Items]
Gains (losses) on exchange differences on translation, before tax	14,176	562	(1,394)
Non-controlling interests [member]
Statement [Line Items]
Gains (losses) on exchange differences on translation, before tax	$ (176)	$ 225	$ 174